UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400

Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.5%

Security	Shares	Value
Aerospace & Defense — 0.8%
Honeywell International, Inc.	300,000	$16,986,000
		$16,986,000
Auto Components — 0.8%
Johnson Controls, Inc.	477,900	$18,456,498
		$18,456,498
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	196,000	$44,421,440
		$44,421,440
Commercial Banks — 10.6%
Bank of Nova Scotia (1)	206,600	$10,953,932
BNP Paribas SA (1)	376,000	42,523,881
Canadian Imperial Bank of Commerce (1)	200,000	17,777,111
KBC Groep NV (1)	87,300	12,193,623
PNC Financial Services Group, Inc.	485,000	35,506,850
Societe Generale (1)	213,540	33,002,735
U.S. Bancorp	1,560,000	51,620,400
UniCredito Italiano SPA (1)	3,671,000	31,301,034
Wells Fargo & Co.	155,000	5,026,650
		$239,906,216
Commercial Services & Supplies — 1.0%
Biffa PLC (1)	1,000,000	$6,638,500
RR Donnelley & Sons Co.	450,000	16,497,000
		$23,135,500
Communications Equipment — 1.3%
Nokia Oyj ADR	750,000	$29,497,500
		$29,497,500
Containers & Packaging — 2.5%
Temple-Inland, Inc.	1,216,382	$55,917,081
		$55,917,081
Diversified Financial Services — 3.5%
Bank of America Corp.	555,300	$25,615,989
JPMorgan Chase & Co.	1,160,400	52,937,448
		$78,553,437
Diversified Telecommunication Services — 10.1%
AT&T, Inc.	2,228,750	$85,160,537
Elisa Oyj (1)	408,000	12,780,119

Embarq Corp.	45,000	$2,292,750
Telefonos de Mexico SA de CV ADR	1,700,000	63,359,000
Telenor ASA (1) (2)	756,900	17,551,922
Verizon Communications, Inc.	1,098,900	47,483,469
Windstream Corp.	51,696	669,463
		$229,297,260
Electric Utilities — 14.7%
E. ON AG (1)	500,000	$102,262,057
Edison International	1,500,000	83,970,000
Entergy Corp.	50,000	5,977,000
Exelon Corp.	75,000	6,080,250
FirstEnergy Corp.	350,000	23,996,000
Fortum Oyj (1)	1,200,000	51,777,217
FPL Group, Inc.	400,000	27,904,000
Iberdrola SA (1)	1,933,396	31,969,216
		$333,935,740
Electrical Equipment — 1.8%
Cooper Industries, Ltd., Class A (1)	450,000	$22,599,000
Emerson Electric Co.	300,000	17,106,000
		$39,705,000
Food Products — 1.0%
Kraft Foods, Inc., Class A	622,821	$21,518,466
		$21,518,466
Hotels, Restaurants & Leisure — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	130,000	$6,978,400
		$6,978,400
Household Durables — 0.9%
Stanley Works (The)	400,000	$20,860,000
		$20,860,000
Household Products — 0.4%
Kimberly-Clark Corp.	135,000	$9,424,350
		$9,424,350
Industrial Conglomerates — 4.5%
General Electric Co.	1,018,100	$38,983,049
Siemens AG (1)	410,000	62,452,736
		$101,435,785
Insurance — 2.9%
Lincoln National Corp.	318,430	$19,605,735
Prudential Financial, Inc.	500,000	47,070,000
		$66,675,735
Leisure Equipment & Products — 1.0%
Mattel, Inc.	1,127,000	$22,517,460
		$22,517,460
Machinery — 2.1%
Caterpillar, Inc.	350,000	$25,165,000
Paccar, Inc.	438,000	22,167,180
		$47,332,180

Metals & Mining — 6.7%
Companhia Vale do Rio Doce ADR	1,950,000	$67,431,000
Freeport-McMoRan Copper & Gold, Inc., Class B	163,882	16,212,846
Patriot Coal Corp. (2)	50,000	1,690,500
ThyssenKrupp AG (1)	1,020,000	60,426,929
Worthington Industries, Inc.	250,000	5,297,500
		$151,058,775
Multi-Utilities — 6.4%
National Grid PLC (1)	1,487,431	$25,077,185
RWE AG (1)	650,000	89,085,850
Sempra Energy	500,000	31,310,000
		$145,473,035
Oil, Gas & Consumable Fuels — 15.9%
BP PLC ADR	740,000	$53,827,600
Chevron Corp.	900,000	78,993,000
ConocoPhillips	720,000	57,628,800
Husky Energy, Inc. (1)	772,000	30,637,495
Marathon Oil Corp.	1,515,000	84,688,500
Neste Oil Oyj (1)	300,000	10,595,606
Peabody Energy Corp.	500,000	27,820,000
Statoil ASA (1)	475,000	15,394,874
		$359,585,875
Pharmaceuticals — 2.5%
Johnson & Johnson	146,000	$9,890,040
Pfizer, Inc.	1,100,000	26,136,000
Wyeth	438,000	21,505,800
		$57,531,840
Real Estate Investment Trusts (REITs) — 1.1%
Boston Properties, Inc.	261,600	$25,746,672
		$25,746,672
Specialty Retail — 0.4%
Limited Brands, Inc.	500,000	$10,040,000
		$10,040,000
Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	275,000	$20,567,250
		$20,567,250
Tobacco — 3.9%
Altria Group, Inc.	900,000	$69,804,000
Loews Corp. - Carolina Group	204,000	18,145,800
		$87,949,800
Water Utilities — 0.9%
Severn Trent PLC (1)	666,666	$21,467,221
		$21,467,221
Wireless Telecommunication Services — 0.6%
SprintNextel Corp.	900,000	$13,968,000
		$13,968,000
Total Common Stocks (identified cost $1,366,036,776)		$2,299,942,516

Preferred Stocks — 26.9%

Security	Shares	Value
Auto Components — 0.6%
Porsche International Finance PLC, 7.20% (1) (3)	145,000	$14,255,240
		$14,255,240
Banks and Money Services — 0.4%
Santander Finance Unipersonal, 6.50% (1) (4)	135,000	$3,740,634
Santander Finance Unipersonal, 6.80% (1)	245,000	4,330,000
		$8,070,634
Capital Markets — 0.7%
UBS Preferred Funding Trust I, 8.622% (1) (3) (5)	150,000	$16,426,905
		$16,426,905
Commercial Banks — 9.7%
Abbey National Capital Trust I, 8.963% (1) (3) (5)	75,000	$8,847,975
ABN AMRO North America Capital Funding Trust, 6.968% (1) (4) (5)	1,250	1,364,844
Barclays Bank PLC, 6.86% (1) (3) (4) (5)	35,000	3,294,508
Barclays Bank PLC, 8.55% (1) (3) (4) (5)	141,000	15,858,778
BNP Paribas Capital Trust, 9.003% (1) (3) (4) (5)	53,950	6,216,427
CA Preferred Fund Trust II, 7.00% (1) (3)	50,000	4,692,325
CA Preferred Fund Trust, 7.00% (1) (3)	255,000	24,188,356
Cobank, ABC, 7.00% (4)	400,000	20,390,000
DB Capital Funding VIII, 6.375%	489,000	10,430,370
Den Norske Bank, 7.729% (1) (3) (4) (5)	160,000	17,637,312
Deutsche Bank Contingent Capital Trust II, 6.55%	200,000	4,470,000
First Tennessee Bank, 6.10313% (4) (5)	2,775	2,745,516
HBOS PLC, 6.657% (1) (3) (4) (5)	187,500	16,356,544
HSBC Capital Funding LP, 10.176% (1) (3) (4) (5)	17,500	2,323,030
HSBC Capital Funding LP, 9.547% (1) (3) (4) (5)	135,000	15,378,336
Landsbanki Islands HF, 7.431% (1) (3) (4) (5)	207,500	20,213,467
Lloyds TSB Bank PLC, 6.90% (1) (3)	110,000	10,149,414
Merrill Lynch & Co., Inc., 6.70%	81,450	1,897,785
Royal Bank of Scotland Group PLC, 7.64% (1) (3) (5)	155,000	15,955,855
Royal Bank of Scotland Group PLC, 9.118% (1) (3)	47,250	5,177,008
Standard Chartered PLC, 6.409% (1) (3) (4) (5)	55,000	5,176,622
Standard Chartered PLC, 7.014% (1) (3) (4) (5)	67,500	6,478,704
		$219,243,176
Diversified Financial Services — 0.7%
ING Group NV, 6.125% (1)	195,000	$3,978,000
ING Group NV, 7.375% (1)	340,000	8,381,000
IXE Banco SA, 9.75% (1) (3) (4)	30,000	3,101,475
		$15,460,475
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	$4,544,070
		$4,544,070

Food Products — 0.5%
Dairy Farmers of America, 7.875% (4)	73,750	$7,033,906
Ocean Spray Cranberries, Inc., 6.25% (4)	47,500	4,393,750
		$11,427,656
Gas Utilities — 0.8%
Southern Union Co., 7.55%	750,000	$18,652,500
		$18,652,500
Insurance — 5.0%
Aegon NV, 6.375% (1)	23,000	$466,900
Aegon NV, 6.50% (1)	77,000	1,620,850
Arch Capital Group, Ltd., 7.875% (1)	60,500	1,410,255
Arch Capital Group, Ltd., 8.00% (1)	424,500	9,933,300
AXA SA, 6.463% (1) (3) (4) (5)	104,000	9,665,313
AXA, 7.10% (1) (3)	136,000	12,845,608
Endurance Specialty Holdings, Ltd., 7.75% (1)	317,500	7,477,125
ING Capital Funding Trust III, 8.439% (1) (3) (5)	105,750	11,605,671
PartnerRe, Ltd., 6.50% (1)	25,000	510,750
Prudential PLC, 6.50% (1) (3)	240,000	20,339,064
RAM Holdings, Ltd., Series A, 7.50% (1) (5)	13,000	12,732,687
RenaissanceRe Holdings, Ltd., 6.08% (1)	199,100	3,536,016
RenaissanceRe Holdings, Ltd., 6.60% (1)	160,000	3,078,400
Zurich Regcaps Fund Trust I, 6.58% (1) (4) (5)	6,000	5,883,750
Zurich Regcaps Fund Trust VI, 5.7875% (1) (4) (5)	12,500	11,976,563
		$113,082,252
Oil, Gas & Consumable Fuels — 0.5%
Kinder Morgan GP, Inc., 8.33% (5)	10,000	$10,525,625
		$10,525,625
Real Estate Investment Trusts (REITs) — 6.8%
AMB Property Corp., 6.75%	426,000	$9,184,560
Colonial Properties Trust, 8.125%	577,000	13,980,710
Developers Diversified Realty Corp., 7.375%	160,000	3,548,800
Developers Diversified Realty Corp., 8.00%	250,000	5,877,500
Health Care REIT, Inc., 7.875%	170,100	4,181,058
Prologis Trust, 6.75%	1,500,000	33,195,000
PS Business Parks, Inc., 6.70%	400,000	7,980,000
PS Business Parks, Inc., 7.95%	400,000	9,592,000
Public Storage, Inc., 6.85%	1,000,000	25,562,500
Regency Centers Corp., 7.45%	45,000	1,000,800
Vornado Realty Trust, 7.00%	1,600,000	41,000,000
		$155,102,928
Thrifts & Mortgage Finance — 1.0%
Federal National Mortgage Assn., 6.75%	280,000	$6,580,000
Federal Home Loan Corporation, Series Z, 8.375%	325,000	8,287,500
Indymac Bank FSB, 8.50% (4)	600,000	8,175,000
		$23,042,500
Total Preferred Stocks (identified cost $653,734,677)		$609,833,961

Other Investments — 0.0%

Description	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares (1) (2) (3)	350,000	$0

Total Other Investments (identified cost $0)		$0

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.52% (6)	$58,714	$58,714,324

Total Short-Term Investments (identified cost $58,714,324)		$58,714,324

Total Investments — 131.0% (identified cost $2,078,485,777)		$2,968,490,801

Other Assets, Less Liabilities — (0.1)%		$(2,607,150)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (30.9)%		$(700,498,333)

Net Assets Applicable to Common Shares — 100.0%		$2,265,385,318

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, the aggregate value of the securities is $187,404,479 or 8.27% of the Fund’s net assets.

(5)		Variable rate security. The stated interest rate represents the rate in effect at November 30, 2007.
(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2007 was $804,583.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	64.4%	$1,913,417,547
Germany	10.6	314,227,572
United Kingdom	6.0	178,518,743
France	4.5	133,134,644
Finland	2.5	75,152,942
Bermuda	2.1	61,277,534
Canada	2.0	59,368,538
Norway	1.7	50,584,108
Spain	1.4	40,039,850
Switzerland	1.1	34,287,218
Italy	1.1	31,301,035
Netherlands	0.9	27,417,265
Iceland	0.7	20,213,467
Ireland	0.5	14,255,240
Belgium	0.4	12,193,623
Mexico	0.1	3,101,475
Total	100%	$2,968,490,801

The Fund did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,080,119,120
Gross unrealized appreciation	$952,405,594
Gross unrealized depreciation	(64,033,913)
Net unrealized appreciation	$888,371,681

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $17,710.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	January 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	January 11, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 11, 2008